STOCK BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of activity under the Plans

Weighted-
		Weighted-	average
		average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
Outstanding at December 31, 2023	473,929	$0.70	5.24	$666,860
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding at September 30, 2024	473,929	$0.70	4.49	$263,882
Vested and exercisable at September 30, 2024	470,601	$0.69	4.48	$263,882

ConnectM Before Business Combination
Summary of activity under plans

			Weighted-average	Aggregate
		Weighted-average	Remaining	Intrinsic
	Options	Exercise Price	Contractual Life	Value
Outstanding at December 31, 2022	142,692	$2.33	6.24	$768,171
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding at December 31, 2023	142,692	$2.33	5.24	$666,860
Vested and exercisable at December 31, 2023	139,283	$2.23	5.22	$664,474